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[AMERICAN GENERAL LIFE COMPANY - LOGO]

February 14, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

     Re: Separate Account USL VL-R ("Registrant")
         The United States Life Insurance Company in the City of New York ("Depositor")
         Post-Effective Amendment No. 3 on Form N-6
         File Nos.: 333-151575 and 811-09359
         Income Advantage Select Flexible Premium Variable Universal Life Insurance Policies

Ladies and Gentlemen:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, ("1933 Act") and The Investment Company Act of 1940, as amended ("1940 Act"), Post-Effective Amendment No. 3 and Amendment No. 41 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-6.

The purpose of this Rule 485(a) filing is to update the registration statement for the variable universal life insurance product. Pursuant to a Securities and Exchange Commission (the "Commission") no-action letter issued to Great West Life Insurance Company, we discontinued annual updates to the registration statement in 2010, as the product was no longer sold and the number of contract owners had dropped to below 5,000. We now intend to offer the product for sale and to mail the prospectus yearly, and have therefore determined to begin the annual update process again. We intend to update the financial statements of the Depositor and of the Registrant by April 29, 2013, in a 485(b) filing that will also incorporate any comments the Commission may make. We would appreciate receiving the Staff's comments, if any, by April 10th to provide ample time to review and incorporate comments, and release the prospectus to print in advance of the effective date.

Please contact me at 713-831-3633 if you have any questions or need more information.

The UNITED STATES LIFE INSURANCE COMPANY
IN THE CITY OF NEW YORK

By:  /s/ Steven A. Glover
     ----------------------------------
     Steven A. Glover
     Deputy General Counsel

cc: Jeff Foor
Office of Insurance Products